Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Share Subscription Receivable [Member]	Other reserves [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Total
Balance at Jan. 31, 2016
Statement Line Items [Line Items]
Total comprehensive income for the year						(281)	(281)
Issue of new shares	72		(72)
Balance at Mar. 31, 2016	72		(72)			(281)	(281)
Statement Line Items [Line Items]
Total comprehensive income for the year					599	5,581	6,180
Issue of new shares	95	40,215	72				40,382
Redenomination of share capital	(4)						(4)
Equity instruments				25,072			25,072
Capital raising costs				(9,722)			(9,722)
Share option reserve				3,713			3,713
Purchase of shares				(592)			(592)
Other reserves				(142)			(142)
	91	40,215	72	18,329	599	5,581	64,887
Balance at Mar. 31, 2017	163	40,215		18,329	599	5,300	64,606
Statement Line Items [Line Items]
Total comprehensive income for the year					222	(27,879)	(27,658)
Other reserves				54			54
				54	222	(27,879)	(27,603)
Balance at Mar. 31, 2018	$ 163	$ 40,215		$ 18,383	$ 821	$ (22,579)	$ 37,003